Commodity risk management contracts (Details)	12 Months Ended
Dec. 31, 2017 bbl $ / bbl
1 October 2017 - 31 March 2018 [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collar
Derivative contracts, number of instruments held | bbl	4,000
1 October 2017 - 31 March 2018 [member] | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	50.00
1 October 2017 - 31 March 2018 [member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	54.90
1 October 2017 - 31 March 2018 [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collar
Derivative contracts, number of instruments held | bbl	2,000
1 October 2017 - 31 March 2018 [member] | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	50.00
1 October 2017 - 31 March 2018 [member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	54.95
1 January 2018 - 30 June 2018 [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collar
Derivative contracts, number of instruments held | bbl	2,000
1 January 2018 - 30 June 2018 [member] | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	52.00
1 January 2018 - 30 June 2018 [member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	60.00
1 January 2018 - 30 June 2018 [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collar
Derivative contracts, number of instruments held | bbl	1,000
1 January 2018 - 30 June 2018 [member] | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	52.00
1 January 2018 - 30 June 2018 [member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	58.40
1 April 2018 - 30 June 2018 [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collar
Derivative contracts, number of instruments held | bbl	2,000
1 April 2018 - 30 June 2018 [member] | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	52.00
1 April 2018 - 30 June 2018 [member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	58.25
1 January 2018 - 30 June 2018[member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	1,000
1 January 2018 - 30 June 2018[member] | Written put options [member] | Bottom of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	42.00
1 January 2018 - 30 June 2018[member] | Written put options [member] | Top of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	52.00
1 January 2018 - 30 June 2018[member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	59.55
1 January 2018 - 30 June 2018[member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	1,000
1 January 2018 - 30 June 2018[member] | Written put options [member] | Bottom of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	42.00
1 January 2018 - 30 June 2018[member] | Written put options [member] | Top of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	52.00
1 January 2018 - 30 June 2018[member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	59.50
1 April 2018 - 30 June 2018 [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	1,000
1 April 2018 - 30 June 2018 [member] | Written put options [member] | Bottom of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	42.00
1 April 2018 - 30 June 2018 [member] | Written put options [member] | Top of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	52.00
1 April 2018 - 30 June 2018 [member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	59.60
1 January 2018 - 30 June 2018[member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	2,000
1 January 2018 - 30 June 2018[member] | Written put options [member] | Bottom of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	43.00
1 January 2018 - 30 June 2018[member] | Written put options [member] | Top of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	53.00
1 January 2018 - 30 June 2018[member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	64.55
1 July 2018 - 30 September 2018[member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	5,000
1 July 2018 - 30 September 2018[member] | Written put options [member] | Bottom of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	43.00
1 July 2018 - 30 September 2018[member] | Written put options [member] | Top of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	53.00
1 July 2018 - 30 September 2018[member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	69.00